Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about shares, activity [Table Text Block]
	Year ended Dec. 31, 2024		Year ended Dec. 31, 2023
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	350,728,536	$2,240.2	262,019,857	$1,780.8
Shares issued on equity raise, net of share issuance costs	42,366,000	386.2	-	-
Flow through shares, net of share issuance costs and implied premium	968,900	8.6	1,960,000	10.1
Exercise of options	482,028	3.6	67,145	0.3
Exercise of warrants	386,910	2.7	-	-
Shares issued on acquisition of Copper Mountain, net of share issuance costs	-	-	84,165,617	436.5
Shares issued on acquisition of Rockcliff	-	-	2,675,324	12.5
Cancelled shares	-	-	(159,407)	-
Balance, end of period	394,932,374	$2,641.3	350,728,536	$2,240.2